Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details
Cash on deposit with Federal Reserve Bank	$ 318	$ 111